Description of Business	12 Months Ended
Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business

1. Description of Business

Sinovac Biotech Ltd. ("Sinovac") is an Antigua and Barbuda incorporated holding company. Together with its wholly-owned and controlled subsidiaries (collectively referred to as the "Company"), it operates as a fully integrated China-based biopharmaceutical company that focuses on the research and development, manufacturing, and commercialization of vaccines for the prevention of human infectious diseases, including certain diseases with significant unmet medical needs. The Company has successfully developed a comprehensive vaccine portfolio covering hepatitis A, hepatitis B, hand, foot and mouth disease ("HFMD") caused by enterovirus 71 ("EV71"), seasonal and pandemic influenza, COVID-19, pneumococcal disease, poliomyelitis, mumps, varicella, rabies and tetanus.

As of December 31,2025 and 2024, the Company's significant subsidiaries are as follows:

Name	Date of incorporation or acquisition	Place of incorporation (or establishment) /operation	Percentage of ownership as of December 31, 2025	Percentage of ownership as of December 31, 2024	Principal activities
Sinovac Biotech (Hong Kong) Limited ("Sinovac Hong Kong")	October 2008	Hong Kong SAR, China	100.00%	100.00%	International sales and marketing
Sinovac Biotech Co., Ltd. ("Sinovac Beijing")	April 2001	People's Republic of China ("PRC")	73.09%	73.09%	Research and development, production and sales of vaccine products
Sinovac Life Sciences Co., Ltd. ("Sinovac LS") (formerly Sinovac Research & Development Co., Ltd.)	May 2009	PRC	59.24%	59.24%	Research and development, production and sales of vaccine products
Sinovac (Dalian) Vaccine Technology Co., Ltd. ("Sinovac Dalian")	January 2010	PRC	68.00%	68.00%	Research and development, production and sales of vaccine products
Sinovac Biomed Co., Ltd. ("Sinovac Biomed")	April 2015	PRC	100.00%	100.00%	Distribution of vaccine products
Sinovac Holding Group Co., Ltd. ("Sinovac Beijing Holding")	June 2024	PRC	100.00%	100.00%	Regional holding company
Sinovac Business Services (Dalian) Co., Ltd.	January 2024	PRC	100.00%	100.00%	Shared Service Center
Sinovac Biotech (Singapore) Pte. Ltd. ("Sinovac Singapore")	August 2020	Singapore	100.00%	100.00%	International sales and marketing
Sinovac (Chengdu) Biotech Co., Ltd. ("Sinovac Chengdu")	September 2024	PRC	100.00%	100.00%	Research and development, production and sales of vaccine products